CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents (Note 2(e))	$ 101,592	$ 76,428
Time deposits (Note 2(e))	40,000	46,500
Accounts receivable, trade (Note 2(f))	5,870	6,126
Due from related parties (Note 4)	149	216
Inventories (Note 2(g))	5,056	4,545
Prepaid expenses and other assets	8,696	6,749
Investments in equity securities (Note 5 (b))	20,729	0
Fair value of derivatives	129	0
Total Current Assets	182,221	140,564
Fixed Assets:
Advances for vessel acquisitions (Note 6)	0	24,123
Vessels, net (Note 6)	900,192	949,616
Property and equipment, net (Note 7)	24,282	22,963
Total fixed assets	924,474	996,702
Other Noncurrent Assets
Restricted cash, non-current (Note 8)	20,000	21,000
Due from related parties, non-current (Note 4)	319	0
Equity method investments (Note 4)	15,769	506
Investments in related party (Note 5(a))	8,318	7,744
Other non-current assets	31	101
Deferred costs	15,278	16,302
Total Non-current Assets	984,189	1,042,355
Total assets	1,166,410	1,182,919
Current Liabilities
Current portion of long-term debt, net of deferred financing costs (Note 6)	49,512	91,495
Current portion of finance liabilities, net of deferred financing costs (Note 7)	9,221	8,802
Accounts payable	9,663	11,242
Due to related parties (Note 3)	759	136
Accrued liabilities	12,416	12,134
Deferred revenue	3,563	7,758
Total Current Liabilities	85,134	131,567
Non-current Liabilities
Long-term debt, net of current portion and deferred financing costs (Note 8)	461,131	431,016
Finance liabilities, net of current portion and deferred financing costs (Note 9)	122,908	132,129
Fair value of derivatives	568	0
Warrant liability (Note 11(g))	6,332	0
Other non-current liabilities	1,316	879
Total Noncurrent Liabilities	592,255	564,024
Commitments and contingencies (Note 10)
Stockholders' Equity
Preferred stock (Note 11)	26	26
Common stock, $0.01 par value; 1,000,000,000 and 200,000,000 shares authorized and 113,065,725 and 102,653,619 issued and outstanding on December 31, 2023 and 2022, respectively (Note 11)	1,131	1,027
Additional paid in capital	1,101,425	1,061,015
Accumulated other comprehensive income	308	253
Accumulated deficit	(613,869)	(574,993)
Total Stockholders' Equity	489,021	487,328
Total Liabilities and Stockholders' Equity	$ 1,166,410	$ 1,182,919